Long-term investments (Summary of long-term investments) (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
		Dec. 31, 2015	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cost-method Investments [Line Items]
Cost method investments		$ 143,612		$ 143,612	$ 23,784
Equity method investments		247,649		247,649
Long-term investments		391,261		391,261	$ 23,784
Purchase of long-term investments				81,307	$ 23,781
Investment in 58 Home Ordinary Shares [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments	[1]	246,778		246,778
Others [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments		871		871
Investment in Series A Guazi Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[2]	53,684		$ 53,684
Number of Series A convertible and redeemable preference shares of Guazi (the "Series A Guazi Shares") purchased by Company				38,800,000
Investee B [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[3]	33,722		$ 33,722
Purchase of long-term investments				33,722
Investee C [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[4]	20,000		20,000	$ 20,000
Purchase of long-term investments					$ 20,000
Investee D [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[5]	15,000		15,000
Purchase of long-term investments				15,000
Investment in 58 Home Series A Preference Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[1]	10,000		10,000
Investee E [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[6]	3,465		3,465
Purchase of long-term investments				3,465
Others [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[7]	7,741		7,741	$ 3,784
Others [Member] | Maximum [Member]
Schedule of Cost-method Investments [Line Items]
Purchase of long-term investments				$ 3,000
58 Daojia Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Investment loss recorded		$ 9,288
58 Daojia Inc. [Member] | 58 Home Ordinary Shares [Member]
Schedule of Cost-method Investments [Line Items]
Number of ordinary shares in 58 Home business owned by 58 Home					80,000,000
58 Daojia Inc. [Member] | Series A Preference Shares [Member]
Schedule of Cost-method Investments [Line Items]
Shares issued			40,800,000
58 Daojia Inc. [Member] | Series A Preference Shares [Member] | Parent Company [Member]
Schedule of Cost-method Investments [Line Items]
Shares issued			1,360,000

[1]	As a result of the deconsolidation of 58 Home on November 27, 2015 (as set out in Note 5), the Group continue to retain equity interest in 58 Home through its ownership of 80,000,000 58 Home Ordinary Shares and of 1,360,000 58 Home Series A Preference Shares. The Company's investment in 58 Home Ordinary Shares was accounted for as equity method investment in accordance with ASC 323. For the period from November 27, 2015 to December 31, 2015, the Group recorded an investment loss of US$9,288. The Company's investment in 58 Home Series A Preference Shares was accounted for as cost method investment in accordance with ASC 325-20 because the 58 Home Series A Preference Shares were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.
[2]	In 2015, as a result of the disposal of Guazi (See Note 6), the Group retained certain equity interest in Guazi by investing in 38,800,000 Series A Guazi Shares. The investment in Series A Guazi Shares was measured at fair value of US$53,684 on the date of disposal and was subsequently accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.
[3]	In 2015, the Group acquired shares of investee B for cash consideration of US$33,722. Investee B is mainly engaged in the business of providing home decoration and home decoration-related services (including the online information services in connection with home renovation and decoration and building materials) through the internet. The investment is accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.
[4]	In 2014, the Group acquired shares of investee C for cash consideration of US$20,000. Investee C is mainly engaged in the provision of temporary driving services. The investment is accounted for under cost method as the Group does not have ability to exercise significant influence over operating and financial policies of investee C and the shares do not have readily determinable fair value.
[5]	In 2015, the Group acquired shares of investee D for cash consideration of US$15,000. Investee D is mainly engaged in the business of operating a real estate internet portal. The investment is accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.
[6]	In 2015, the Group acquired shares of investee E for cash consideration of US$3,465. Investee E is mainly engaged in the second-hand automobile sales chained agency services. The investment is accounted for under the cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.
[7]	In 2015, the Group acquired shares of other companies for an aggregate cash consideration of US$7,741. The cash consideration paid for each of these investments was less than US$3,000. These investments are accounted for under cost method as the shares invested by the Group were not considered in-substance common stock and the shares do not have readily determinable fair value.